CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and bank balances	$ 107,118	$ 41,261
Trade receivables	8,973	7,928
Contract assets	3,686	900
Other receivables and prepayments	22,424	18,741
Loans to joint ventures	10	798
Derivative financial instruments	5,370	458
Inventories	13,909	8,700
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	161,490	78,786
Assets classified as held for sale	0	3,825
Total current assets	161,490	82,611
Non-current assets
Restricted cash	6,649	9,304
Ships, property, plant and equipment	437,479	475,303
Right-of-use assets	32,467	49,062
Interest in joint ventures	13	166
Derivative financial instruments	611	0
Intangible assets	227	405
Goodwill	0	960
Other receivables and prepayments	380	0
Other investments	3,730	3,150
Deferred tax assets	2,123	1,138
Total non-current assets	483,679	539,488
Total assets	645,169	622,099
Current liabilities
Trade and other payables	33,874	27,355
Contract liabilities	8,441	5,094
Lease liabilities	27,375	28,120
Bank loans and other borrowings	28,020	53,394
Retirement benefit obligations	124	0
Derivative financial instruments	704	0
Provisions	1,019	80
Income tax payable	786	3,350
Current liabilities other than liabilities included in disposal groups classified as held for sale	100,343	117,393
Liabilities directly associated with assets classified as held for sale	0	508
Total current liabilities	100,343	117,901
Non-current liabilities
Trade and other payables	160	198
Lease liabilities	5,896	23,124
Bank loans and other borrowings	217,646	225,038
Retirement benefit obligation	1,489	1,819
Total non-current liabilities	225,191	250,179
Capital and reserves
Share capital	320,683	320,683
Other equity and reserves	(24,068)	(23,078)
Accumulated profit (losses)	23,020	(85,368)
Equity attributable to owners of the Company	319,635	212,237
Non-controlling interests	0	41,782
Total equity	319,635	254,019
Total equity and liabilities	$ 645,169	$ 622,099